13. Gain (Loss) on Extinguishment of Debt (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Gain (loss) on extinguishment of debt	$ 1,051,734	$ (382,976)
Settlement Agreements
Gain (loss) on extinguishment of debt	952,400	0
Other debt conversions
Gain (loss) on extinguishment of debt	(33,594)	(382,976)
Assignment of Asher Note
Gain (loss) on extinguishment of debt	(9,948)	0
Settlement of Accounts Payable
Gain (loss) on extinguishment of debt	$ 142,876	$ 0